UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01728

Nicholas Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2019

Date of Reporting Period: 12/31/2018

Item 1. Schedule of Investments.

NICHOLAS FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF DECEMBER 31, 2018

	SHARES OR
	PRINCIPAL
	AMOUNT		VALUE
-	------------		-------------
	COMMON STOCKS -- 95.22%
		Consumer Discretionary - Retailing -
		10.93%
	32,200	Amazon.com, Inc.	$ 48,363,434
	270,000	Home Depot, Inc. (The)	46,391,400
	1,667,782	LKQ Corporation	39,576,467
	162,476	O'Reilly Automotive, Inc.	55,945,361
	810,000	TJX Companies, Inc. (The)	36,239,400
	160,000	Ulta Beauty, Inc.	39,174,400
			-------------
			265,690,462
			-------------

		Consumer Discretionary - Services - 3.29%
	220,000	McDonald's Corporation	39,065,400
	635,000	Starbucks Corporation	40,894,000
			-------------
			79,959,400
			-------------

		Consumer Services - Media &
		Entertainment - 4.93%
	64,000	Alphabet Inc. - Class C	66,279,040
	650,000	Comcast Corporation - Class A	22,132,500
	240,000	Facebook, Inc. - Class A	31,461,600
			-------------
			119,873,140
			-------------

		Consumer Staples - Food & Staples
		Retailing - 1.66%
	590,000	Walgreens Boots Alliance, Inc.	40,314,700
			-------------

		Consumer Staples - Food, Beverage &
		Tobacco - 3.68%
	700,000	Mondelez International, Inc. - Class A	28,021,000
	285,000	PepsiCo, Inc.	31,486,800
	450,000	Philip Morris International Inc.	30,042,000
			-------------
			89,549,800
			-------------

		Consumer Staples - Household & Personal
		Products - 1.43%
	225,000	Clorox Company (The)	34,681,500
			-------------

		Energy - Energy - 1.72%
	1,700,000	Enterprise Products Partners L.P.	41,803,000
			-------------

		Financials - Banks - 1.37%
	485,000	East West Bancorp, Inc.	21,112,050
	125,000	JPMorgan Chase & Co.	12,202,500
			-------------
			33,314,550
			-------------

		Financials - Diversified - 6.11%
	304,505	Affiliated Managers Group, Inc.	29,670,967
	1,580,000	Charles Schwab Corporation (The)	65,617,400
	355,000	Intercontinental Exchange, Inc.	26,742,150
	155,000	S&P Global Inc.	26,340,700
			-------------
			148,371,217
			-------------

		Financials - Insurance - 3.97%

415,000	Aon plc	60,324,400
280,000	Chubb Limited	36,170,400
		-------------
		96,494,800
		-------------

	Health Care - Equipment & Services - 5.72%
130,000	Becton, Dickinson and Company	29,291,600
925,000	Boston Scientific Corporation	32,689,500
300,100	Laboratory Corporation of America Holdings	37,920,636
430,000	Medtronic Public Limited Company	39,112,800
		-------------
		139,014,536
		-------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences - 11.38%
145,000	Amgen Inc.	28,227,150
89,500	Biogen Inc.	26,932,340
365,000	Celgene Corporation	23,392,850
400,000	Gilead Sciences, Inc.	25,020,000
260,000	Johnson & Johnson	33,553,000
315,887	Merck & Co., Inc.	24,136,926
700,000	Pfizer Inc.	30,555,000
378,188	Thermo Fisher Scientific Inc.	84,634,693
		-------------
		276,451,959
		-------------

	Industrials - Capital Goods - 7.87%
640,000	Fastenal Company	33,465,600
650,000	Fortive Corporation	43,979,000
215,000	Honeywell International Inc.	28,405,800
170,000	Rockwell Automation, Inc.	25,581,600
411,100	Snap-on Incorporated	59,728,719
		-------------
		191,160,719
		-------------

	Industrials - Commercial & Professional
	Services - 5.25%
382,500	Cintas Corporation	64,256,175
966,000	Copart, Inc.	46,155,480
185,000	Equifax Inc.	17,229,050
		-------------
		127,640,705
		-------------

	Information Technology - Hardware &
	Equipment - 5.07%
465,000	Apple Inc.	73,349,100
1,150,000	Cisco Systems, Inc.	49,829,500
		-------------
		123,178,600
		-------------

	Information Technology - Semiconductors &
	Semiconductor Equipment - 2.72%
925,000	Intel Corporation	43,410,250
340,000	Skyworks Solutions, Inc.	22,786,800
		-------------
		66,197,050
		-------------

	Information Technology - Software &
	Services - 13.39%
125,000	Black Knight, Inc.	5,632,500
210,000	Gartner, Inc.	26,846,400
375,000	Mastercard Incorporated - Class A	70,743,750
840,000	Microsoft Corporation	85,318,800
187,500	salesforce.com, inc.	25,681,875
125,000	ServiceNow, Inc.	22,256,250
450,000	Visa Inc. - Class A	59,373,000
185,000	Workday, Inc.	29,540,800
		-------------
		325,393,375
		-------------

	Materials - 2.85%
330,000	Albemarle Corporation	25,433,100
955,802	Ball Corporation	43,947,776

		--------------
		69,380,876
		--------------

	Real Estate - Real Estate - 1.88%
1,140,000	CBRE Group, Inc.	45,645,600
		--------------

	TOTAL COMMON STOCKS	2,314,115,989
	(cost $1,531,897,254)	--------------

SHORT-TERM INVESTMENTS - 4.96%
	U.S. Government Sercurities - 3.50%
$20,000,000	U.S. Treasury Bill 01/03/2019, 2.201%	19,998,794
20,000,000	U.S. Treasury Bill 01/10/2019, 2.182%	19,990,441
15,000,000	U.S. Treasury Bill 01/17/2019, 2.238%	14,986,214
15,000,000	U.S. Treasury Bill 01/24/2019, 2.275%	14,979,460
15,000,000	U.S. Treasury Bill 01/31/2019, 2.257%	14,973,155
		--------------
		84,928,064
		--------------

	Money Market Fund - 1.46%
35,601,822	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class), 7-day
	net yield 2.32%	35,601,822
		--------------

	TOTAL SHORT-TERM INVESTMENTS	120,529,886
	(cost $120,529,886)	--------------

	TOTAL INVESTMENTS
	(cost $1,652,427,140) - 100.18%	2,434,645,875
		--------------

	LIABILITIES, NET OF OTHER ASSETS - (0.18)%	(4,439,437)
		--------------
	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$2,430,206,438
		--------------
		--------------

% of net assets.

As of December 31, 2018, investment cost for federal tax purposes was
$1,645,634,494 the tax basis components of unrealized
appreciation/depreciation were as follows:

Unrealized appreciation	$839,584,547
Unrealized depreciation	(50,573,166)
------------
Net unrealized appreciation	$789,011,381
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the
Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,
credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -
Common Stocks(1)	$2,314,115,989
Money Market Fund	35,601,822
Level 2 -
U.S. Government Sercurities	84,928,064
Level 3 -
None	--
--------------
Total	$2,434,645,875
--------------
--------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: February 19, 2019

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: February 19, 2019

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: February 19, 2019